Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue from Contracts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Disaggregation of Revenue from Contracts [Line Items]
Total	$ 2,328,172	$ 2,029,269
Management consulting services [Member] | Corporate Management Consulting Services [Member]
Schedule of Disaggregation of Revenue from Contracts [Line Items]
Disaggregation of revenue	1,227,937	594,878
Management Consulting Services-Related Parties [Member] | Corporate Management Consulting Services [Member]
Schedule of Disaggregation of Revenue from Contracts [Line Items]
Disaggregation of revenue	721,877	779,840
Fund Subscription Services [Member] | Asset Management Services [Member]
Schedule of Disaggregation of Revenue from Contracts [Line Items]
Disaggregation of revenue		637,777
Fund Management Services [Member] | Asset Management Services [Member]
Schedule of Disaggregation of Revenue from Contracts [Line Items]
Disaggregation of revenue	378,358	16,774
Transferred at Point in Time [Member] | Management consulting services [Member]
Schedule of Disaggregation of Revenue from Contracts [Line Items]
Disaggregation of revenue	1,085,206	1,029,718
Transferred at Point in Time [Member] | Fund Subscription Services [Member]
Schedule of Disaggregation of Revenue from Contracts [Line Items]
Disaggregation of revenue		637,777
Transferred over Time [Member] | Management consulting services [Member]
Schedule of Disaggregation of Revenue from Contracts [Line Items]
Disaggregation of revenue	864,608	345,000
Transferred over Time [Member] | Fund Management Services [Member]
Schedule of Disaggregation of Revenue from Contracts [Line Items]
Disaggregation of revenue	$ 378,358	$ 16,774